Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Apr. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 08, 2022	Jul. 11, 2022	Dec. 31, 2021	Jan. 27, 2021	Dec. 31, 2020	Feb. 28, 2020
Opal Dividend Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Opal Dividend Income ETF NAV
Account Value	$ 14,630		$ 12,357	$ 12,448			$ 12,010	$ 10,000
RiverNorth Enhanced Pre-Merger SPAC ETF
Account Value [Line Items]
Line Graph and Table Measure Name	RiverNorth Enhanced Pre-Merger SPAC ETF NAV
Account Value	$ 11,378		10,784	10,202		$ 10,000
RiverNorth Patriot ETF
Account Value [Line Items]
Line Graph and Table Measure Name	RiverNorth Patriot ETF NAV
Account Value	$ 11,470		9,885	8,811			10,000
TrueShares Active Yield ETF
Account Value [Line Items]
Line Graph and Table Measure Name	TrueShares Active Yield ETF NAV
Account Value	$ 10,377	$ 10,000
TrueShares Eagle Global Renewable Energy Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name	TrueShares Eagle Global Renewable Energy Income ETF NAV
Account Value	$ 8,765		9,456	9,917	$ 10,000
TrueShares Technology, AI & Deep Learning ETF
Account Value [Line Items]
Line Graph and Table Measure Name	TrueShares Technology, AI & Deep Learning ETF NAV
Account Value	$ 15,615		15,312	9,164			18,872		$ 19,043	$ 10,000
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500
Account Value	$ 15,681		12,717	10,237			12,707	$ 10,000
ICE BofA US Treasuries 0-3 years [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US Treasuries 0-3 years
Account Value	$ 10,910		10,444	9,989		$ 10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 12,929		10,342	8,189			10,000
S&P 900 Index TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 900 Index TR
Account Value	$ 12,846		10,330	8,218			10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 11,790	$ 10,000
S&P Global Infrastructure Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global Infrastructure Total Return Index
Account Value	$ 12,097		10,510	9,842	$ 10,000
NASDAQ Composite Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	NASDAQ Composite Total Return Index
Account Value	$ 23,409		$ 18,066	$ 12,490			$ 18,514		$ 15,153	$ 10,000